Debt (AerFunding Revolving Credit Facility Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 item	Dec. 09, 2014	Apr. 26, 2006
AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 2,160,000,000	$ 1,300,000,000	$ 1,000,000,000
Credit facility, amount outstanding	887,400,000
Number of aircraft financed	29
Debt Instrument, Collateral Amount	1,100,000,000
Required cash reserve as a percentage of outstanding borrowings	5.00%
AeroTurbine Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	550,000,000
Credit facility, amount outstanding	302,100,000
Applicable Margin	2.50%
Spread over reference rate	2.50%
SkyFunding I Facility Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Number of aircraft financed	6
Floating rate tranches	160,106,000
Applicable Margin	2.85%
Spread over reference rate	2.85%
Debt, Maturity	2021
SkyFunding I Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Number of aircraft financed	6
Fixed rate tranches	158,954,000
Stated interest rate	4.43%
Debt, Maturity	2017
SkyFunding II Facility Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Number of aircraft financed	6
Floating rate tranches	170,704,000
Applicable Margin	3.15%
Spread over reference rate	3.15%
Debt, Maturity	2022
SkyFunding II Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Number of aircraft financed	3
Fixed rate tranches	81,952,000
Stated interest rate	4.43%
Debt, Maturity	2020
Camden Facility [Member]
Debt Instrument [Line Items]
Number of aircraft financed	7
Fixed rate tranches	155,168,000
Stated interest rate	4.73%
Debt, Maturity	2018
TUI Portfolio Acquisition Facility [Member]
Debt Instrument [Line Items]
Number of aircraft financed	11
Floating rate tranches	138,771,000
Applicable Margin	1.75%
Spread over reference rate	1.75%
Debt, Maturity	2015
StratusFunding Facility Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Number of aircraft financed	2
Floating rate tranches	177,368,000
Applicable Margin	1.95%
Spread over reference rate	1.95%
Debt, Maturity	2026
StratusFunding Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Number of aircraft financed	2
Fixed rate tranches	177,332,000
Stated interest rate	3.93%
Debt, Maturity	2021
CieloFunding Facility [Member]
Debt Instrument [Line Items]
Number of aircraft financed	3
Fixed rate tranches	141,722,000
Stated interest rate	3.48%
Debt, Maturity	2016
CieloFunding II Facility [Member]
Debt Instrument [Line Items]
Number of aircraft financed	2
Fixed rate tranches	80,990,000
Stated interest rate	2.80%
Debt, Maturity	2016
Genesis Portfolio Funding Facility [Member]
Debt Instrument [Line Items]
Number of aircraft financed	11
Floating rate tranches	124,202,000
Applicable Margin	1.75%
Spread over reference rate	1.75%
Debt, Maturity	2015
CloudFunding Facilities [Member]
Debt Instrument [Line Items]
Number of aircraft financed	5
Fixed rate tranches	165,427,000
Stated interest rate	4.23%
Debt, Maturity	2026
LimelightFunding Facility [Member]
Debt Instrument [Line Items]
Number of aircraft financed	2
Fixed rate tranches	179,813,000
Stated interest rate	4.70%
Debt, Maturity	2020
Secured Commercial Bank Financings Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Number of aircraft financed	9
Fixed rate tranches	213,771,000
Stated interest rate	4.23%
Debt, Maturity	2015
Secured Commercial Bank Financings Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Number of aircraft financed	32
Floating rate tranches	655,521,000
Applicable Margin	2.70%
Spread over reference rate	2.70%
Debt, Maturity	2015
Other Secured Debt [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding	$ 2,781,801,000
Minimum [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Aircraft purchases, maximum percentage financed	73.50%
Unused loan commitment fee, percentage	0.50%
Maximum [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Aircraft purchases, maximum percentage financed	80.00%
Unused loan commitment fee, percentage	0.75%
Maximum [Member] | SkyFunding I Facility Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity	2022
Maximum [Member] | SkyFunding I Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity	2019
Maximum [Member] | SkyFunding II Facility Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity	2023
Maximum [Member] | Secured Commercial Bank Financings Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity	2020
Maximum [Member] | Secured Commercial Bank Financings Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity	2024
Charitable Trust [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Ownership interest	95.00%
AerCap Ireland [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Ownership interest	5.00%
Revolving Period [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, term	3 years
Term Loan [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, term	2 years
Borrowing Period [Member]
Debt Instrument [Line Items]
Applicable Margin	2.25%
Spread over reference rate	2.25%
Period from December 10, 2017 to December 9, 2018 [Member]
Debt Instrument [Line Items]
Applicable Margin	3.25%
Spread over reference rate	3.25%
Period from December 10, 2018 to December 9, 2019 [Member]
Debt Instrument [Line Items]
Applicable Margin	3.75%
Spread over reference rate	3.75%
Secured Debt [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt, Maturity	2019
Secured Debt [Member] | AeroTurbine Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Debt, Maturity	2019
Secured Aircraft Transactions [Member] | Other Secured Debt [Member]
Debt Instrument [Line Items]
Number of engines	7